Condensed Consolidated Balance Sheets R$ in Thousands, € in Millions		Sep. 30, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Current assets
Cash and cash equivalents		R$ 5,069,121	R$ 6,862,684	R$ 7,563,251
Short-term investments		29,613	21,447	116,532
Trade accounts receivable, less allowance for doubtful accounts receivable		7,282,232	7,367,442	7,891,078
Other taxes		836,434	1,081,587	978,247
Recoverable income taxes		634,834	1,123,510	1,542,169
Judicial Deposits		1,391,008	1,023,348	977,550
Inventories		261,435	253,624	355,002
Prepaid expenses		956,727	307,162	293,689
Pension plan assets		1,569	1,080	6,539
Held-for-sale assets		5,359,973	4,675,216	5,403,903
Other assets		1,012,530	780,627	1,083,768
Total current assets		22,835,476	23,497,727	26,211,728
Non-current assets
Long-term investments		62,110	114,839	169,473
Other taxes		695,033	627,558	738,825
Judicial Deposits		7,621,460	8,289,762	8,387,974
Investments		119,270	136,510	135,652
Property, plant and equipment, net		27,601,250	27,083,454	26,079,832
Intangible assets		8,311,040	9,254,839	10,511,059
Pension plan assets		1,820,534	1,699,392	1,635,322
Other assets		755,026	282,687	176,989
Total non-current assets		46,985,723	47,489,041	47,835,126
Total assets		69,821,199	70,986,768	74,046,854
Current liabilities
Trade payables		4,374,978	5,170,970	4,115,632
Loans and financing		500,291	54,251	54,915
Payroll, related taxes and benefits		848,147	924,560	668,498
Income taxes payable		130,465	567,129	472,959
Other taxes		813,673	1,443,662	1,814,335
Tax financing program		188,568	278,277	105,514
Provision for contingencies		695,998
Dividends and interest on capital		6,185	6,222	6,442
Liability for pensions benefits		108,365
Unearned revenues		247,869	139,012	148,504
Advances from customers		580,023	402,774	878,548
Licenses and concessions payable		73,768	20,306	106,677
Liabilities associated to held-for-sale assets		636,966	354,127	544,865
Other payables, current		460,125	469,214	527,144
Total current liabilities		9,665,421	9,830,504	9,444,033
Non-current liabilities
Trade payables		3,592,296
Loans and financing		15,636,164
Other taxes		618,443	867,664	1,073,380
Deferred taxes liabilities		433,520	497,375	676,005
Tax financing program		429,530	610,500	654,942
Provision for contingencies		4,792,004	1,368,435	1,129,074
Liability for pensions benefits		571,208	72,374
Unearned revenues		1,707,271	1,633,816	1,724,428
Advances from customers		9,371	67,143	67,773
Licenses and concessions payable			604	4,073
Other payables		795,784	583,186	876,316
Total non-current liabilities		28,585,591	5,701,097	6,205,991
Prepetition liabilities subject to compromise	[1]		65,139,228	63,746,124
Total liabilities		38,251,012	80,670,829	79,396,148
Shareholders' equity (deficit)
Preferred shares, no par value		4,094,909	4,094,909	4,094,909
Common shares, no par value		27,943,562	17,343,465	17,343,465
Total share capital		32,038,471	21,438,374	21,438,374
Share issuance costs		(444,943)	(444,943)	(444,943)
Capital reserves		16,048,586	17,762,545	17,762,545
Treasury shares		(2,803,250)	(5,531,092)	(5,531,092)
Other comprehensive loss		(1,229,302)	(1,175,521)	(1,074,812)
Accumulated losses		(12,315,228)	(42,026,880)	(38,290,362)
Shareholders' equity		31,294,334	(9,977,517)	(6,140,290)
Non-controlling interest		275,853	293,456	790,996
Total shareholders' equity (deficit)		31,570,187	(9,684,061)	(5,349,294)
Total liabilities and shareholders' deficit		R$ 69,821,199	R$ 70,986,768	R$ 74,046,854

[1]	The total amount of prepetition liabilities subjected to compromise differs from the R$63,960,008 amount of the Creditors List prepared by the Company and filed on May 29, 2017. Per ASC 852, prepetition liabilities subject to compromise included the best estimate, as per the criteria set forth in ASC 450, of contingencies/claims subject to compromise and that in accordance with the Brazilian Law were not included in the Creditor's List.